UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Credit Allocation Income Trust III (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 0.5%
Atrium CDO Corp., Series 5A, Class A4, 0.65%, 7/20/20 (a)(b)	USD	1,300	$1,072,500
Total Asset-Backed Securities – 0.5%			1,072,500

Corporate Bonds
Aerospace & Defense — 1.8%
BE Aerospace, Inc., 8.50%, 7/01/18		1,215	1,341,056
Bombardier, Inc., 7.75%, 3/15/20 (a)		1,405	1,580,625
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18		290	298,700
7.13%, 3/15/21		300	309,750
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		570	608,475
			4,138,606
Airlines — 0.8%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22		640	628,800
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17		693	728,711
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24		588	592,504
			1,950,015
Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21 (a)		280	282,800
Icahn Enterprises LP:
7.75%, 1/15/16		420	435,750
8.00%, 1/15/18		1,000	1,032,500
			1,751,050
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17		955	1,045,725
Building Products — 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20		180	188,550
6.75%, 5/01/21		570	577,838
			766,388
Capital Markets — 2.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)		1,500	1,652,022
E*Trade Financial Corp., 12.50%, 11/30/17 (d)		720	860,400

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc., 6.25%, 2/01/41 (c)	USD	2,150	$2,162,429
Macquarie Bank, Ltd., 6.63%, 4/07/21 (a)(e)		805	831,124
UBS AG, 2.25%, 1/28/14 (c)		775	784,764
			6,290,739
Chemicals — 0.5%
CF Industries, Inc., 7.13%, 5/01/20		440	515,900
Celanese US Holdings LLC, 5.88%, 6/15/21		285	302,100
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)		330	320,925
			1,138,925
Commercial Banks — 6.9%
Amsouth Bank, 4.85%, 4/01/13		525	520,811
Asciano Finance, 5.00%, 4/07/18 (a)		425	443,815
Associated Banc-Corp, 5.13%, 3/28/16		1,070	1,134,093
BNP Paribas:
3.60%, 2/23/16 (c)		2,100	2,133,697
7.20% (a)(b)(f)		700	654,500
Branch Banking & Trust Co. (b):
0.57%, 9/13/16		550	509,356
0.56%, 5/23/17		325	297,562
CIT Group, Inc.:
7.00%, 5/01/17		1,180	1,182,950
6.63%, 4/01/18 (a)		202	213,110
Credit Agricole SA (a)(b)(c)(f):
6.64%		725	619,875
8.38%		725	746,750
Discover Bank, 8.70%, 11/18/19		550	680,645
HSBC Holdings Plc, 5.10%, 4/05/21 (c)		2,700	2,835,904
RESPARCS Funding LP I, 8.00%, (f)(g)(h)		4,000	1,882,000
Regions Financial Corp.:
4.88%, 4/26/13		1,225	1,226,167
5.75%, 6/15/15		850	844,687
			15,925,922
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		4,500	4,674,469
6.75%, 4/06/21		1,125	1,130,400
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)		336	332,640
Clean Harbors, Inc., 7.63%, 8/15/16		630	669,375

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Corrections Corp. of America, 7.75%, 6/01/17	USD	1,600	$1,738,000
Mobile Mini, Inc., 7.88%, 12/01/20		135	140,737
			8,685,621
Communications Equipment — 1.0%
Avaya, Inc.:
9.75%, 11/01/15		400	407,000
7.00%, 4/01/19 (a)		225	217,688
Brocade Communications Systems, Inc., 6.88%, 1/15/20		1,450	1,575,062
EH Holding Corp., 6.50%, 6/15/19 (a)		210	216,038
			2,415,788
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		400	410,326
Consumer Finance — 4.1%
American Express Credit Corp., 2.75%, 9/15/15 (c)		2,900	2,939,478
Capital One Bank USA NA, 8.80%, 7/15/19		1,625	2,043,832
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		770	843,150
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		1,020	1,082,475
SLM Corp., 6.25%, 1/25/16		2,365	2,474,741
			9,383,676
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16		850	931,812
6.75%, 9/15/20		1,070	1,144,900
Crown Americas LLC, 6.25%, 2/01/21 (a)		400	409,000
Graphic Packaging International, Inc., 9.50%, 6/15/17		325	359,937
Rock-Tenn Co., 9.25%, 3/15/16		150	162,188
			3,007,837
Diversified Financial Services — 10.0%
Ally Financial, Inc.:
4.50%, 2/11/14		400	398,000
8.30%, 2/12/15		780	854,100
8.00%, 11/01/31		1,030	1,103,388
Bank of America Corp. (c):
5.30%, 3/15/17		2,440	2,520,156
5.00%, 5/13/21		4,825	4,775,771
Citigroup, Inc. (c):
4.59%, 12/15/15		475	506,865
3.95%, 6/15/16		625	649,524
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		1,095	990,975

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)	USD	525	$546,321
General Electric Capital Corp., 5.30%, 2/11/21 (c)		2,225	2,371,719
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)		600	612,000
ING Bank NV, 5.00%, 6/09/21 (a)		1,150	1,178,434
Intesa Sanpaolo SpA:
2.38%, 12/21/12		1,700	1,643,885
6.50%, 2/24/21 (a)		300	310,490
Moody’s Corp., 6.06%, 9/07/17		1,500	1,578,222
Morgan Stanley, 5.50%, 7/28/21		1,950	2,009,966
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19 (i)		100	101,125
6.88%, 2/15/21		320	307,200
8.25%, 2/15/21		390	359,775
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		100	106,125
			22,924,041
Diversified Telecommunication Services — 5.3%
AT&T, Inc., 6.30%, 1/15/38 (c)		2,000	2,213,504
Level 3 Financing, Inc.:
8.75%, 2/15/17		475	483,313
10.00%, 2/01/18		90	96,975
8.13%, 7/01/19 (a)		1,247	1,256,352
Qwest Corp., 8.38%, 5/01/16		1,360	1,611,600
Telecom Italia Capital SA, 6.18%, 6/18/14		500	520,949
Telefonica Emisiones SAU, 5.46%, 2/16/21		660	661,881
Verizon Communications, Inc. (c):
1.95%, 3/28/14		1,775	1,819,968
7.35%, 4/01/39		1,950	2,473,665
Windstream Corp., 7.88%, 11/01/17		900	961,875
			12,100,082
Electric Utilities — 1.1%
Progress Energy, Inc., 7.00%, 10/30/31		2,000	2,428,088
Electronic Equipment, Instruments & Components — 0.8%
Jabil Circuit, Inc., 8.25%, 3/15/18		400	459,000
NXP BV, 3.00%, 10/15/13 (b)		1,450	1,449,094
			1,908,094
Energy Equipment & Services — 1.2%
Ensco Plc, 4.70%, 3/15/21		960	1,008,241
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		525	547,312
Key Energy Services, Inc., 6.75%, 3/01/21		360	371,700
MEG Energy Corp., 6.50%, 3/15/21 (a)		465	483,600

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Oil States International, Inc., 6.50%, 6/01/19 (a)	USD	245	$249,900
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)		90	92,250
			2,753,003
Food & Staples Retailing — 2.1%
CVS Caremark Corp., 6.30%, 6/01/62 (b)		1,650	1,608,750
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35		1,850	1,936,310
6.20%, 4/15/38		1,075	1,267,971
			4,813,031
Food Products — 1.0%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)		210	216,038
JBS USA LLC, 7.25%, 6/01/21 (a)		70	69,125
Kraft Foods, Inc.:
6.50%, 8/11/17		800	961,120
6.13%, 8/23/18		800	945,452
Smithfield Foods, Inc., 10.00%, 7/15/14		187	218,556
			2,410,291
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		240	240,000
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.:
4.50%, 1/15/15		0.00	0.00
6.40%, 6/15/16		0.00	0.00
5.13%, 1/12/17		0.00	0.00
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		1,000	1,135,000
Teleflex, Inc., 6.88%, 6/01/19		240	247,200
			1,382,200
Health Care Providers & Services — 4.4%
Aetna, Inc., 6.75%, 12/15/37		1,725	2,070,436
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		220	224,125
HCA, Inc.:
8.50%, 4/15/19		240	264,600
6.50%, 2/15/20 (i)		950	964,250
7.25%, 9/15/20		1,645	1,735,475
7.50%, 2/15/22 (i)		1,120	1,136,800
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		250	243,750
Tenet Healthcare Corp.:
10.00%, 5/01/18		745	847,438
8.88%, 7/01/19		550	607,750
UnitedHealth Group, Inc., 6.88%, 2/15/38		1,725	2,087,945
			10,182,569

Corporate Bonds	Par (000)		Value
Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	USD	723	$666,968
IT Services — 0.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		550	528,000
First Data Corp. (a):
7.38%, 6/15/19		355	357,663
12.63%, 1/15/21		680	720,800
			1,606,463
Independent Power Producers & Energy Traders — 0.8%
AES Corp.:
9.75%, 4/15/16		480	549,600
7.38%, 7/01/21 (a)		210	217,350
Calpine Corp., 7.25%, 10/15/17 (a)		220	225,500
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		720	759,704
			1,752,154
Insurance — 4.5%
American International Group, Inc.:
6.40%, 12/15/20 (c)		810	888,658
8.18%, 5/15/58 (b)		400	436,000
The Dai-ichi Life Insurance Co. Ltd, 7.25% (a)(b)(f)		337	355,692
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		1,500	1,482,986
Genworth Financial, Inc., 7.63%, 9/24/21		480	458,400
Lincoln National Corp., 6.25%, 2/15/20 (c)		1,725	1,964,045
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		230	230,575
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)		1,800	1,976,486
Principal Financial Group, Inc., 8.88%, 5/15/19		475	615,974
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		1,725	1,936,677
			10,345,493
Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		1,830	2,047,312
INC Research LLC, 11.50%, 7/15/19 (a)		340	340,000
Life Technologies Corp., 6.00%, 3/01/20		2,000	2,250,384
			4,637,696
Machinery — 1.3%
AGY Holding Corp., 11.00%, 11/15/14		390	376,350

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Machinery (concluded)
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	USD	1,725	$2,074,340
Navistar International Corp., 8.25%, 11/01/21		475	516,563
			2,967,253
Media — 9.7%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		405	426,263
CCH II LLC, 13.50%, 11/30/16		1,128	1,331,040
CMP Susquehanna Corp., 3.52%, 5/15/14 (a)(g)		9	8,550
CSC Holdings LLC:
8.50%, 6/15/15		800	864,000
8.63%, 2/15/19		580	664,100
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,725	2,372,646
Comcast Corp., 6.30%, 11/15/17		1,725	2,042,398
DIRECTV Holdings, LLC, 5.00%, 3/01/21		1,250	1,333,947
DISH DBS Corp., 7.00%, 10/01/13		850	915,875
Gannett Co., Inc., 9.38%, 11/15/17		900	1,001,250
Intelsat Bermuda Ltd.:
11.25%, 2/04/17		170	181,900
11.50%, 2/04/17 (a)(d)		120	129,000
11.50%, 2/04/17 (d)		160	172,000
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		500	515,000
The New York Times Co., 6.63%, 12/15/16		1,725	1,759,500
News America, Inc., 6.15%, 3/01/37		2,000	2,008,358
Time Warner Cable, Inc., 6.75%, 6/15/39		1,950	2,234,913
Time Warner, Inc., 7.70%, 5/01/32		2,000	2,503,512
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		505	542,875
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		1,300	1,430,000
			22,437,127
Metals & Mining — 2.5%
Alcoa, Inc., 5.40%, 4/15/21		1,190	1,237,004
Barrick Gold Corp., 2.90%, 5/30/16 (a)		550	566,555
Barrick North America Finance LLC, 5.70%, 5/30/41 (a)		650	668,217
Freeport-McMoRan Corp., 7.13%, 11/01/27		1,400	1,540,773
JMC Steel Group, 8.25%, 3/15/18 (a)		80	83,000
Novelis, Inc., 8.75%, 12/15/20		500	556,250
Teck Resources Ltd., 10.75%, 5/15/19		850	1,081,625

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
United States Steel Corp., 7.38%, 4/01/20	USD	95	$98,681
			5,832,105
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		1,500	1,715,425
6.50%, 5/01/18		1,600	1,881,517
			3,596,942
Multiline Retail — 0.6%
JC Penney Co., Inc., 5.65%, 6/01/20		1,400	1,386,000
Oil, Gas & Consumable Fuels — 10.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		155	159,844
6.25%, 6/01/21		365	377,775
Anadarko Petroleum Corp.:
5.95%, 9/15/16		497	572,974
6.38%, 9/15/17		12	14,146
Arch Coal, Inc. (a):
7.00%, 6/15/19		115	120,463
7.25%, 6/15/21		350	367,500
BP Capital Markets Plc:
3.88%, 3/10/15		700	753,284
3.20%, 3/11/16 (c)		925	969,930
Buckeye Partners LP, 4.88%, 2/01/21		475	497,881
Chesapeake Energy Corp., 6.13%, 2/15/21		1,690	1,766,050
Consol Energy, Inc., 6.38%, 3/01/21 (a)		410	414,100
Copano Energy LLC, 7.13%, 4/01/21		270	276,750
Denbury Resources, Inc., 6.38%, 8/15/21		280	288,400
Enbridge Energy Partners LP, 9.88%, 3/01/19		1,000	1,349,274
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		500	504,375
Enterprise Products Operating LLC, 6.65%, 4/15/18		2,000	2,366,320
Forest Oil Corp.:
8.50%, 2/15/14		90	97,875
7.25%, 6/15/19		150	156,000
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)		345	356,213
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20		2,000	2,388,970
Linn Energy LLC, 7.75%, 2/01/21 (a)		510	543,150
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)		650	676,820
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		575	606,050

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
ONEOK Partners LP, 8.63%, 3/01/19	USD	1,725	$2,241,632
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)		185	190,550
Petrobras International Finance Co., 3.88%, 1/27/16		1,800	1,866,523
Petrohawk Energy Corp.:
10.50%, 8/01/14		300	341,250
6.25%, 6/01/19 (a)		345	399,769
Plains Exploration & Production Co.:
7.75%, 6/15/15		385	399,437
10.00%, 3/01/16		200	226,000
Precision Drilling Corp., 6.50%, 12/15/21 (a)		130	132,600
Premier Oil, 5.00%, 5/10/18		1,625	1,669,687
Range Resources Corp., 6.75%, 8/01/20		415	453,387
SM Energy Co., 6.63%, 2/15/19 (a)		235	242,050
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		350	367,500
Western Gas Partners LP, 5.38%, 6/01/21		725	771,929
			24,926,458
Paper & Forest Products — 3.2%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		1,635	1,861,004
International Paper Co.:
7.50%, 8/15/21		1,625	1,985,189
8.70%, 6/15/38		900	1,174,114
7.30%, 11/15/39		1,725	1,982,255
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		160	164,000
Verso Paper Holdings LLC, 11.50%, 7/01/14		170	180,625
			7,347,187
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co., 5.88%, 11/15/36 (c)		883	1,017,656
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (c)		3,460	4,188,634
Merck & Co., Inc. (c):
6.50%, 12/01/33		990	1,217,859
6.55%, 9/15/37		1,979	2,447,900
Pfizer, Inc., 7.20%, 3/15/39 (c)		2,500	3,319,943
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		125	122,500
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19		1,021	1,187,609
			13,502,101
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		100	104,000

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20	USD	1,725	$1,972,824
Developers Diversified Realty Corp.:
4.75%, 4/15/18		315	319,423
7.88%, 9/01/20		375	443,759
ERP Operating LP, 5.75%, 6/15/17		1,715	1,943,520
HCP, Inc., 5.38%, 2/01/21		500	535,377
UDR, Inc., 4.25%, 6/01/18		725	736,341
Ventas Realty LP, 4.75%, 6/01/21		550	558,461
			6,509,705
Real Estate Management & Development — 0.1%
Shea Homes LP, 8.63%, 5/15/19 (a)		120	119,700
Road & Rail — 1.5%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		314	323,812
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)		80	84,000
The Hertz Corp., 6.75%, 4/15/19 (a)		518	518,000
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		2,500	2,569,300
			3,495,112
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		400	421,000
KLA-Tencor Corp., 6.90%, 5/01/18		918	1,056,199
			1,477,199
Specialty Retail — 1.1%
Academy Ltd., 9.25%, 8/01/19 (a)(i)		330	334,950
AutoNation, Inc., 6.75%, 4/15/18		940	1,010,500
Best Buy Co., Inc., 5.50%, 3/15/21		650	654,636
Limited Brands, Inc., 7.00%, 5/01/20		470	499,375
			2,499,461
Tobacco — 1.4%
Altria Group, Inc.:
9.25%, 8/06/19		240	320,290
10.20%, 2/06/39 (c)		1,919	2,868,222
			3,188,512
Wireless Telecommunication Services — 2.6%
American Tower Corp., 4.50%, 1/15/18		925	962,736
Cricket Communications, Inc., 7.75%, 5/15/16		325	346,531

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Crown Castle Towers LLC (a):
5.50%, 1/15/37	USD	575	$628,522
6.11%, 1/15/40		625	697,948
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19		150	151,875
7.50%, 4/01/21		300	304,500
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		395	396,728
SBA Tower Trust, 5.10%,4/15/17 (a)		2,500	2,593,750
			6,082,590
Total Corporate Bonds – 105.3%			242,532,243

Preferred Securities

Capital Trusts

Capital Markets — 4.1%
State Street Capital Trust III, 5.24% (b)(f)		1,385	1,384,543
State Street Capital Trust IV, 1.25%, 6/01/67 (b)		9,675	7,948,119
			9,332,662
Commercial Banks — 3.0%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(f)		1,650	1,509,750
Barclays Bank Plc (a)(b)(f):
5.93%		1,700	1,513,000
7.43%		325	325,813
FCB/NC Capital Trust I, 8.05%, 3/01/28		1,100	1,144,313
NBP Capital Trust III, 7.38% (f)		2,000	1,760,000
National City Preferred Capital Trust I, 12.00% (b)(f)		600	655,350
			6,908,226
Diversified Financial Services — 4.9%
ING Capital Funding Trust III, 3.85% (b)(f)		850	795,043
JPMorgan Chase Capital XXI, Series U, 1.20%, 2/02/37 (b)		7,125	5,717,606
JPMorgan Chase Capital XXIII, 1.26%, 5/15/77 (b)		6,190	4,835,498
			11,348,147
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (b)		900	886,950

Capital Trusts	Par (000)		Value
Insurance — 3.5%
AXA SA, 6.38% (a)(b)(f)	USD	900	$756,000
American General Capital II, 8.50%, 7/01/30 (b)		100	110,000
Chubb Corp., 6.38%, 3/29/67 (b)		900	929,250
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		900	1,190,250
Lincoln National Corp., 7.00%, 5/17/66 (b)		900	909,000
MetLife, Inc., 6.40%, 12/15/66		900	891,932
Reinsurance Group of America, 6.75%, 12/15/65 (b)		1,300	1,262,787
Swiss Re Capital I LP, 6.85% (a)(b)(f)		1,000	980,427
UBS Preferred Funding Trust V, 6.50%, 5/15/57 (b)		900	882,000
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(b)		190	191,640
			8,103,286
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		900	921,873
Total Capital Trusts – 16.3%			37,501,144

Preferred Stocks	Shares
Commercial Banks — 0.4%
SG Preferred Capital II, 6.30% (a)(b)		1,000	984,062
Diversified Financial Services — 0.4%
Ally Financial, Inc., 7.00% (a)		1,020	926,670
Insurance — 2.5%
Prudential Plc, 6.50% (f)		6,000,000	5,730,000
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (a)(b)		2,052	17,442
Total Preferred Stocks – 3.3%			7,658,174

Trust Preferreds

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		826	$846,229
Total Trust Preferreds – 0.4%			846,229
Total Preferred Securities – 20.0%			46,005,547

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
Metropolitan Transportation Authority, RB, 6.55%, 11/15/31	USD	1,675	1,883,453
State of California, GO, Build America Bonds, 7.35%, 11/01/39		425	513,906
Total Taxable Municipal Bonds – 1.0%			2,397,359

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 4.41%, 10/09/19 (j)		805	581,889
Total U.S. Government Sponsored Agency Securities – 0.2%			581,889

U.S. Treasury Obligations
US Treasury Note, 4.75%, 2/15/41 (c)		1,295	1,434,415
Total U.S. Treasury Obligations – 0.6%			1,434,415

Warrants (g)	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19)		2,345	17,379
Total Warrants – 0.0%			17,379
Total Long-Term Investments (Cost – $285,070,247) – 127.6%			294,041,332

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)		83	83
Total Short-Term Securities (Cost – $83) – 0.0%			83

Options Purchased	Contracts
Exchange-Traded Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250, Expires 9/17/11		58	$151,380

			Value
Total Options Purchased (Cost – $280,140) – 0.1%			151,380
Total Investments Before Outstanding Options Written (Cost – $285,350,470*) – 127.7%			294,192,795

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	3,700	(293,875)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank NA		5,000	(471,247)
			(765,122)
Over-the-Counter Put Swaptions — (0.2)%
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,700	(38,558)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank NA		5,000	(196,881)
Sold credit default protection on Dow Jones CDX North America Investment Grade Series 16, Strike Price $120, Expires 09/21/11, Broker Credit Suisse International		72,000	(109,214)
			(344,653)
Total Options Written (Premiums Received – $1,110,600) – (0.5)%			(1,109,775)
Total Investments, Net of Outstanding Options Written – 127.2%			$293,083,020
Liabilities in Excess of Other Assets – (27.2)%			(62,742,728)
Net Assets – 100.0%			$230,340,292

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$284,887,853
Gross unrealized appreciation	$14,991,701
Gross unrealized depreciation	(5,686,759)
Net unrealized appreciation	$9,304,942

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)
(Percentages shown are based on Net Assets)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities	$227,766	$1,755
JPMorgan Chase Bank	$56,941	$439
Deutsche Bank Securities	$50,243	$387
JPMorgan Securities	$1,136,800	$16,800
JPMorgan Securities	$964,250	$14,250
Credit Suisse Securities	$101,125	$1,857

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	34,466,527	(34,466,444)	83	$7,503

(l)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)

•	Reverse repurchase agreements outstanding as of July 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA), LLC	0.35%	4/11/11	Open	$742,801	$742,000
Credit Suisse Securities (USA), LLC	0.35%	4/12/11	Open	911,568	910,594
UBS Securities, LLC	0.37%	4/13/11	Open	1,690,804	1,688,912
Barclays Capital, Inc.	0.35%	4/14/11	Open	1,391,647	1,390,188
Deutsche Bank Securities, Inc.	0.38%	4/18/11	Open	1,103,085	1,101,875
UBS Securities, LLC	0.40%	5/9/11	Open	1,546,425	1,545,000
UBS Securities, LLC	0.38%	5/10/11	Open	1,888,783	1,887,150
UBS Securities, LLC	0.38%	5/18/11	Open	6,277,900	6,273,000
Credit Suisse Securities (USA), LLC	0.40%	5/19/11	Open	2,320,631	2,318,750
Credit Suisse Securities (USA), LLC	0.40%	5/20/11	Open	1,887,008	1,885,500
UBS Securities, LLC	0.38%	5/31/11	Open	4,761,439	4,758,375
UBS Securities, LLC	0.35%	6/1/11	Open	1,961,606	1,960,462
Credit Suisse Securities (USA), LLC	0.40%	6/7/11	Open	2,649,809	2,648,220
UBS Securities, LLC	0.35%	6/9/11	Open	4,468,508	4,466,250
UBS Securities, LLC	0.38%	6/10/11	Open	3,455,785	3,453,925
UBS Securities, LLC	0.38%	6/14/11	Open	2,080,031	2,079,000
BNP Paribas Securities Corp.	0.35%	6/15/11	Open	2,107,942	2,107,000
UBS Securities, LLC	0.38%	6/15/11	Open	1,764,668	1,763,812
UBS Securities, LLC	0.37%	6/27/11	Open	558,445	558,250
BNP Paribas Securities Corp.	0.35%	6/28/11	Open	922,521	922,225
Deutsche Bank Securities, Inc.	0.35%	6/29/11	Open	4,561,044	4,559,625
Deutsche Bank Securities, Inc.	0.35%	7/1/11	Open	617,368	617,188
Credit Suisse Securities (USA), LLC	0.35%	7/5/11	Open	2,677,052	2,676,375
UBS Securities, LLC	0.31%	7/7/11	Open	481,037	480,938
BNP Paribas Securities Corp.	0.35%	7/11/11	Open	848,235	848,070
UBS Securities, LLC	0.30%	7/11/11	Open	2,452,609	2,452,200
Deutsche Bank Securities, Inc.	0.35%	7/20/11	Open	6,700,617	6,699,900
Deutsche Bank Securities, Inc.	0.17%	7/29/11	Open	1,440,702	1,440,688
Total				$64,270,070	$64,235,472

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
208	2-Year US Treasury Note	Chicago Board of Trade	September 2011	$45,636,017	$107,733

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
109	5-Year US Treasury Note	Chicago Board of Trade	September 2011	$12,896,371	$(341,168)
318	10-Year US Treasury Note	Chicago Board of Trade	September 2011	39,070,620	(898,005)
1	30-Year US Treasury Bond	Chicago Board of Trade	September 2011	124,472	(3,653)
13	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2011	1,665,600	(49,587)
Total					$(1,292,413)

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Computer Sciences Corp.	1.00%	JPMorgan Chase & Co.	6/20/16	$650	$3,696
Republic of Finland	0.25%	Deutsche Bank AG	6/20/16	3,600	27,680
Republic of Finland	0.25%	Royal Bank of Scotland Plc	6/20/16	2,900	22,306
Arrow Electronics Inc.	1.00%	Credit Suisse Securities (USA), LLC	9/20/16	700	972
Goldman Sachs Group Inc.	1.00%	Credit Suisse Securities (USA), LLC	9/20/16	4,300	6,763
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	1,725	8,618
Total					$70,035

•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[2]		Notional Amount (000)[3]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A		$1,300	$(152)
Citigroup Inc.	1.00%	Credit Suisse Securities (USA), LLC	9/20/16	A		4,300	(13,205)
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A	-	425	3,539
Total							$(9,819)

[2]	Using Standard and Poor’s ratings.

[3]	The maximum potential amount the Trust may be required to pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.25% (a)	3-month LIBOR	Citibank NA	3/30/13	USD	28,800	$(207,599)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	7/21/13	USD	14,400	(18,646)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	7/22/13	USD	13,200	(14,941)
2.32% (b)	3-month LIBOR	Citibank NA	3/28/16	USD	2,000	74,352
0.25% (a)	3-month LIBOR	Citibank NA	4/14/41	USD	800	(78,521)
0.28% (a)	3-month LIBOR	Goldman Sachs International	4/14/41	USD	1,200	(125,663)
0.28% (a)	3-month LIBOR	Deutsche Bank AG	4/15/41	USD	1,500	(150,674)
0.26% (a)	3-month LIBOR	Citibank NA	5/19/41	USD	500	(14,410)
0.25% (a)	3-month LIBOR	Citibank NA	7/21/41	USD	4,100	(95,393)
3.97% (b)	3-month LIBOR	Citibank NA	7/25/41	USD	1,500	44,589
Total						$(586,905)

(a)	Pays a fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	10

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust III, Inc. (BPP)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$1,072,500	$1,072,500
Corporate Bonds	—	$242,523,693	8,550	242,532,243
Preferred Securities	$846,229	45,141,876	17,442	46,005,547
Taxable Municipal Bonds	—	2,397,359	—	2,397,359
U.S. Government Sponsored Agency Securities	—	581,889	—	581,889
U.S Treasury Obligations	—	1,434,415	—	1,434,415
Warrants	—	—	17,379	17,379
Short-Term Securities	83	—	—	83
Total	$846,312	$292,079,232	$1,115,871	$294,041,415

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$151,380	—	—	$151,380
Credit contracts	—	73,574	—	73,574
Interest rate contracts	$107,733	118,941	—	226,674
Liabilities:
Credit contracts	—	(122,419)	$(152)	(122,571)
Interest rate contracts	(1,292,413)	(1,706,408)	—	(2,998,821)

Total	$(1,033,300)	$(1,636,312)	$(152)	$(2,669,764)

[1]

Derivative financial instruments are swaps, financial futures contracts, and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III, INC.	JULY 31, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust III

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust III

Date: September 26, 2011